Equity (Details Narrative) - USD ($)							1 Months Ended			12 Months Ended
	Jun. 07, 2017	May 17, 2017	May 27, 2016	Dec. 31, 2015	Nov. 15, 2013	Oct. 04, 2013	Nov. 30, 2018	Jan. 31, 2018	May 31, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Ordinary shares, authorized										100,000,000	100,000,000
Ordinary shares, value										$ 126,146,996	$ 123,950,544
Stock issued for exercise of warrants												$ (1,118,492)
Issuance of common stock, shares									2,102,484
Shares issued price per share									$ 6.44
Common stock shares repurchase				$ 7,100,000		$ 9,000,000
Common stock shares repurchase, shares				1,402,448
Additional paid-in capital										15,782,904	15,814,328
Retained earnings										(170,935,437)	(172,395,246)
Share based compensation										$ 629,000	$ 583,000	$ 273,000
Stock option to purchase common stock										325,000
Weighted average fair value of options granted											$ 0.59	$ 0.75
Intrinsic value of stock options exercised										$ 1,473,000
Unrecognized compensation expense non-vested shares options expenses										$ 800,000
Weighted average remaining vesting period										5 months 1 day
Fair value of stock option vested										$ 600,000	600,000	0
Administrative expense										$ 4,299,820	$ 3,621,570	$ 8,342,842
2013 Equity Incentive Plan [Member]
Ordinary shares description										On September 11, 2013, the Board of Directors of the Company adopted the 2013 Equity Incentive Plan, or the 2013 Plan, pursuant to which, the Company may offer up to five million ordinary shares as equity incentives to its directors, employees and consultants.
Issaunace of restricted stock, shares
Number of shares granted as compensation					3,000,000
Number of shares granted as compensation, value					$ 15,900,000
Cash paid by employees					9,000,000
Share based compensation					$ 6,900,000
Number of shares purchased using guaranteed bank loans					725,000
Loan to employees														$ 1,500,000
Temporary equity														2,200,000
Reclassifications of temporary to permanent equity												$ 360,000	$ 1,100,000	$ 800,000
2016 Equity Incentive Plan [Member]
Issuance of common stock, shares										479,004
Fair value of stock option grant date		$ 500,000	$ 1,600,000
2016 Equity Incentive Plan [Member] | Administrative Expenses [Member]
Share based compensation										$ 407,000	$ 376,000	273,000
Repurchase of Common Shares [Member]
Additional paid-in capital											7,000,000
Retained earnings											$ 104,000
Employees [Member]
Exercise of stock options granted								479,004
Additional paid in capital, service period recognition								$ 626,000
Employees [Member] | 2013 Equity Incentive Plan [Member]
Number of shares granted as compensation					3,000,000
Consultants [Member]
Exercise of stock options granted								50,000
Additional paid in capital, service period recognition								$ 24,000
Consultants [Member] | 2016 Equity Incentive Plan [Member]
Stock option to purchase common stock										200,000	250,000
Stock option vested, shares										125,000	250,000
Administrative expense										$ 44,000	$ 96,000
Two Individuals [Member]
Issuance of common stock, shares							1,000,000
Shares issued price per share							$ 1.50
Proceeds from issuance of common stock							$ 1,500,000
Officers and Employees [Member] | 2013 Equity Incentive Plan [Member]
Issaunace of restricted stock, shares				4,467,135
Officers and Employees [Member] | 2016 Equity Incentive Plan [Member]
Stock option to purchase common stock			2,712,000
Employees and Directors [Member]
Stock option to purchase common stock
Employees and Directors [Member] | 2016 Equity Incentive Plan [Member]
Stock option to purchase common stock		960,000
Employees and Directors [Member] | 2016 Equity Incentive Plan [Member] | Administrative Expenses [Member]
Share based compensation										$ 178,000	111,000
Non-employees [Member]
Stock option weighted average exercise price per shares										$ 1.28
Stock option weighted average remaining life										1 year 3 months 26 days
Series B Warrant [Member]
Stock issued for exercise of warrants												899,795	$ 5,613,130
Treasury Stock [Member]
Stock issued for exercise of warrants
Exercise of stock options granted
Common stock shares repurchase											$ 7,117,500
Common stock shares repurchase, shares											1,402,448
Ordinary shares was canceled	1,402,448